SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

28.SEGMENT INFORMATION

28.1Criteria for identifying operating segments

The Board of Directors and Board of Statutory Executive Officers evaluate the performance of the Company’s business segments through the EBITDA.  The Company revised the prior period segment note to present EBITDA as its performance measure.

The operating segments defined by the Company’s management are set forth below:

i)	Pulp: comprises production and sale of hardwood eucalyptus pulp and fluff pulp mainly to supply the foreign market, with any surplus sold in the domestic market.
ii)	Paper: comprises production and sale of paper to meet the demands of both domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to its immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all our property, plant and equipment, biological and intangible assets are in Brazil.

28.2Information of operating segments

	June 30, 2022

	Pulp	Paper	Total
Net sales	17,496,421	3,766,069	21,262,490
Domestic market (Brazil)	1,246,965	2,589,671	3,836,636
Foreign market	16,249,456	1,176,398	17,425,854
EBITDA	10,168,584	1,402,897	11,571,481
Depreciation, depletion and amortization			(3,594,963)
Operating profit before net financial income ("EBIT") (1)			7,976,518
EBITDA margin (%)	58.12%	37.25%	54.42%

1)	EBIT (“Earnings before interest and tax”).

	June 30, 2021

	Pulp	Paper	Total
Net sales	16,038,957	2,694,648	18,733,605
Domestic market (Brazil)	1,014,148	1,886,041	2,900,189
Foreign market	15,024,809	808,607	15,833,416
EBITDA	6,247,201	656,041	6,903,242
Depreciation, depletion and amortization			(3,463,236)
Operating profit before net financial income ("EBIT") (1)			8,813,418
EBITDA margin (%)	38.95%	24.35	36.85%

1)	EBIT (“Earnings before interest and tax”).

28.3Net sales by product

The following table set forth the breakdown of net sales by product:

	June 30,	June 30,
Products	2022	2021
Market pulp(1)	17,496,421	16,038,957
Printing and writing paper(2)	3,089,666	2,149,273
Paperboard	644,809	524,146
Other	31,594	21,229
	21,262,490	18,733,605

1)	Net sale from fluff pulp represents approximately 0.81% of total net sales and, therefore, was included in market pulp net sales. (0.70% as of June 30, 2021).
2)	Net sale from tissue represents approximately 2.54% of total net sales and, therefore, was included in printing and writing paper net sales. (2.2% as of June 30, 2021).

28.4Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination were allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGU”), considering the economic benefits generated by such intangible assets. The allocation of intangibles is set forth below:

	June 30,	December 31,
	2022	2021
Pulp	7,897,051	7,897,051
Paper	119,332	119,332
	8,016,383	8,016,383